INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ECGS
Balance Sheet
Current assets	$ 27,719	$ 22,955
Non-current assets	95	244
Current liabilities	(16,024)	(11,510)
Non-current liabilities	(1,203)	(1,203)
Non-controlling interests	0	0
Statement of Operations
Revenue	32,052	30,596
Net income/(loss)	297	207
Golar Partners
Balance Sheet
Current assets	133,299	164,529
Non-current assets	1,972,313	2,076,288
Current liabilities	(309,154)	(323,508)
Non-current liabilities	(1,143,764)	(1,157,792)
Non-controlling interests	83,231	79,902
Statement of Operations
Revenue	299,652	346,650
Net income/(loss)	21,134	76,548
Pool Manager
Balance Sheet
Current assets		98,448
Non-current assets		0
Current liabilities		(98,448)
Non-current liabilities		0
Non-controlling interests		0
Statement of Operations
Revenue		346,170
Net income/(loss)		0
Golar Power
Balance Sheet
Current assets	126,406	79,029
Non-current assets	1,028,386	955,100
Current liabilities	(232,200)	(285,447)
Non-current liabilities	(338,351)	(149,114)
Non-controlling interests	7,090	1,541
Statement of Operations
Revenue	45,223	78,732
Net income/(loss)	(6,928)	(10,202)
OneLNG
Balance Sheet
Current assets		4,884
Non-current assets		0
Current liabilities		(8,741)
Non-current liabilities		0
Non-controlling interests		0
Statement of Operations
Revenue		7
Net income/(loss)		(6,646)
Avenir LNG Ltd
Balance Sheet
Current assets	26,198	78,591
Non-current assets	71,742	20,840
Current liabilities	(3,641)	(1,760)
Non-current liabilities	(4,830)	0
Non-controlling interests	0	0
Statement of Operations
Revenue	1,058	487
Net income/(loss)	$ (7,878)	$ (975)